Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
SINGAPORE
Revenue [Line Items]
Revenue	R 141.1	R 132.4	R 105.6